INITIAL PUBLIC OFFERING (Tables)	6 Months Ended
Apr. 30, 2023
Initial Public Offering
SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity during the quarter ended April 30, 2023 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 31, 2023	400,000	$1.50	1.9	$-
Issued	3,019,451	0.97	3.3	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, April 30, 2023	3,419,451	$1.03	3.1	$-

Exercisable, April 30, 2023	3,419,451	$1.03	3.1	-

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

A summary of outstanding and exercisable warrants as of April 30, 2023 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.01	400,000	5.0	400,000
$1.50	400,000	1.6	400,000
$3.30	100,000	5.0	100,000
$1.03	2,519,451	3.0	2,519,451
	3,419,451	3.1	3,419,451